Note 9 - Accrued Expenses and Other Liabilities - Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued compensation	$ 26,585	$ 22,740
Current operating lease liabilities	5,400
Indirect taxes	3,638	3,945
Cloud service fees	2,285	1,314
Professional service fees	1,464	1,033
Accrued partner expenses	1,445	903
Income taxes payable	1,055	1,197
Other	5,920	3,930
Accrued Liabilities and Other Liabilities	47,784	35,062
Accrued Expenses and Other Liabilities [member]
Current operating lease liabilities	$ 5,392	$ 0